Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Large Cap Value Portfolio
July 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 98.82%
Communication Services — 12.09%
AT&T	37,600	$1,112,208
Comcast Class A	29,516	1,263,285
Verizon Communications	20,900	1,201,332
Walt Disney	9,836	1,150,222
		4,727,047
Consumer Discretionary — 6.04%
Dollar Tree †	11,900	1,110,865
Lowe's	8,400	1,250,844
		2,361,709
Consumer Staples — 9.65%
Archer-Daniels-Midland	29,900	1,280,617
Conagra Brands	33,496	1,254,425
Mondelez International Class A	22,300	1,237,427
		3,772,469
Energy — 2.56%
ConocoPhillips	26,778	1,001,229
		1,001,229
Financials — 14.79%
Allstate	11,700	1,104,363
American International Group	36,900	1,185,966
Bank of New York Mellon	30,900	1,107,765
Marsh & McLennan	10,900	1,270,940
Truist Financial	29,700	1,112,562
		5,781,596
Healthcare — 20.87%
Abbott Laboratories	12,800	1,288,192
Cardinal Health	21,300	1,163,406
Cigna	5,753	993,486
CVS Health	17,300	1,088,862
Johnson & Johnson	7,900	1,151,504
Merck & Co.	14,600	1,171,504
Pfizer	33,911	1,304,895
		8,161,849
Industrials — 8.73%
Caterpillar	9,454	1,256,248
Northrop Grumman	3,500	1,137,535
Raytheon Technologies	17,977	1,018,936
		3,412,719
Information Technology — 15.65%
Broadcom	3,900	1,235,325
Cisco Systems	25,100	1,182,210
	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
Cognizant Technology Solutions Class A	21,825	$1,491,084
Intel	20,900	997,557
Oracle	21,900	1,214,355
		6,120,531
Materials — 3.04%
DuPont de Nemours	22,209	1,187,737
		1,187,737
Real Estate — 2.54%
Equity Residential	18,550	994,837
		994,837
Utilities — 2.86%
Edison International	20,100	1,118,967
		1,118,967
Total Common Stock (cost $35,845,172)		38,640,690

Short-Term Investments — 1.07%
Money Market Mutual Funds — 1.07%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.06%)	84,168	84,168
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.05%)	84,169	84,169
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.13%)	84,169	84,169

NQ-DPT-029 [7/20] 9/20 (1325931)    1

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Large Cap Value Portfolio (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.01%)	84,168	$84,168
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.01%)	84,169	84,169
Total Short-Term Investments (cost $420,843)		420,843

Total Value of Securities—99.89% (cost $36,266,015)		39,061,533
	Number of shares	Value (US $)

Receivables and Other Assets Net of Liabilities—0.11%		$41,523
Net Assets Applicable to 2,583,928 Shares Outstanding—100.00%		$39,103,056
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

2    NQ-DPT-029 [7/20] 9/20 (1325931)